PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net of accumulated depreciation and amortization, as of December 31, 2012 and 2013 consisted of the following:

	2012	2013	2013
	RUR	RUR	$
Servers and network equipment	7,517	9,739	297.6
Infrastructure systems	3,092	3,409	104.2
Land and buildings	823	1,172	35.8
Office furniture and equipment	731	1,002	30.6
Leasehold improvements	577	611	18.6
Other equipment	82	64	2.0
Assets not yet in use	568	1,599	48.9
Purchased technologies and licenses	1,598	2,466	75.3

Total	14,988	20,062	613.0
Less: accumulated depreciation and amortization	(6,893)	(10,333)	(315.7)

Total property and equipment, net	8,095	9,729	297.3

        Assets not yet in use primarily represent computer equipment and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements in the amount of RUR 26 and RUR 13 ($0.4) are included in assets not yet in use as of December 31, 2012 and 2013, respectively.

        Depreciation expenses related to property and equipment, except for purchased technologies and licenses, for the years ended December 31, 2011, 2012 and 2013 amounted to RUR 1,620, RUR 2,498 and RUR 3,132 ($95.7), respectively. Amortization expenses related to purchased technologies and licenses for the years ended December 31, 2011, 2012 and 2013 amounted to RUR 206, RUR 314 and RUR 452 ($13.8), respectively.

        The accumulated amortization of purchased technologies and licenses included in property and equipment was RUR 537 and RUR 904 ($27.6) as of December 31, 2012 and 2013, respectively. Estimated amortization expense over the next five years for purchased technologies and licenses included in property and equipment, net as of December 31, 2013 are as follows:

	RUR	$
For the year ending December 31, 2014	572	17.5
For the year ending December 31, 2015	455	13.9
For the year ending December 31, 2016	331	10.1
For the year ending December 31, 2017	157	4.8
For the year ending December 31, 2018	47	1.4
Thereafter	—	—

Total	1,562	47.7